Segment information (Details)	12 Months Ended
	Aug. 31, 2024 CAD ($) segment	Aug. 31, 2023 CAD ($)	Aug. 31, 2022 CAD ($)
Segment information
Number of reportable business segments | segment	2
Segment revenues	$ 3,794,345	$ 5,651,502	$ 7,350,946
Segment gross profit (loss)	1,497,438	1,536,426	3,285,565
Segment (loss) profit before tax	(14,316,083)	(21,158,061)	(12,853,442)
Research and development	2,739,022	5,704,912	2,242,794
Office salaries and benefits [note 18]	3,307,420	4,014,181	3,335,799
Segment assets	11,420,241	24,046,512
Cash	63,126	3,359,257
Additions to property and equipment	536,946	938,802	1,175,931
Segment liabilities	8,400,254	12,482,075
Operating segments
Segment information
Revenue from external customers	5,651,502	7,350,946	3,794,345
Segment revenues	5,651,502	7,350,946	3,794,345
Segment gross profit (loss)	1,536,426	3,285,565	1,497,438
Segment (loss) profit before tax	(21,158,061)	(12,853,442)	(14,316,083)
Research and development	5,704,912	2,242,794	2,739,022
Office salaries and benefits [note 18]	4,014,181	3,335,799	3,307,420
Segment assets	24,046,512	11,420,241
Cash	3,359,257	63,126
Additions to property and equipment	983,609	599,578
Segment liabilities	12,482,075	8,400,254
Inter-segment eliminations
Segment information
Revenue from other segments	(1,203,780)	(901,225)	(503,962)
Segment revenues	(1,203,780)	(901,225)	(503,962)
Segment gross profit (loss)	(187,450)	(150,975)	(168,009)
Segment (loss) profit before tax	(170,367)	(93,852)	(1,056,499)
Research and development	(233,098)
Office salaries and benefits [note 18]	(7,739)
Segment assets	(10,239,388)	(11,277,388)
Additions to property and equipment	(185,744)	(185,744)
Segment liabilities	(1,013,824)	(1,013,824)
Sale of electric boats | Operating segments
Segment information
Revenue from external customers	1,612,699	2,557,086	1,847,918
Revenue from other segments	867,097	820,383	487,000
Segment revenues	2,479,796	3,377,469	2,334,918
Segment gross profit (loss)	(242,590)	596,570	570,268
Segment (loss) profit before tax	(20,363,838)	(13,632,377)	(4,180,670)
Research and development	5,938,010	2,242,794	2,739,022
Office salaries and benefits [note 18]	2,769,196	2,384,746	2,890,588
Segment assets	20,344,002	19,737,669
Cash	3,025,565	28,108
Additions to property and equipment	194,820	280,587
Segment liabilities	10,154,031	8,306,618
Rental of electric boats | Operating segments
Segment information
Revenue from external customers	4,038,803	4,793,860	1,946,427
Revenue from other segments	336,683	80,842	16,962
Segment revenues	4,375,486	4,874,702	1,963,389
Segment gross profit (loss)	1,966,466	2,839,970	1,095,179
Segment (loss) profit before tax	(623,856)	872,787	(9,078,914)
Office salaries and benefits [note 18]	1,237,246	951,053	$ 416,832
Segment assets	13,941,898	2,960,124
Cash	333,692	35,018
Additions to property and equipment	974,533	487,000
Segment liabilities	$ 3,341,868	$ 1,151,501